SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Deferred Tax Asset	$ 2,015,756	$ 17,701
Valuation Allowance	(2,015,756)	(17,701)
Net Deferred Tax Asset